Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of calculation of basic and diluted net income per common share
The following table reflects the calculation of basic and diluted net income per common share:

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in Trust Account	$11,167	$20,342
Less: Company’s portion available to be withdrawn to pay taxes	(11,167)	(20,342)

Net income attributable	$—	$—
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	31,291,533	31,098,199

Basic and diluted net income per share	$—	$—

Non-Redeemable Common Stock
Numerator: Net Lo ss minus Net Earnings
Net loss	$(5,556,078)	$(593,205)
Net income allocable to Class A common stock subject to possible redemption	—	—

Non-redeemable net loss	$(5,556,078)	$(593,205)

Denominator: weighted average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	11,833,467	10,976,383

Basic and diluted net lo ss per share, Non-redeemable common stock	$(0.47)	$(0.05)